11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	$ (334)	$ (443)
Profit (loss)	(55)	108
Gain on monetary position, net	5
Other comprehensive income (loss)		0
Deferred tax liability, ending	(384)	(334)
Adjustment for tax inflation
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	0
Profit (loss)	(99)
Gain on monetary position, net	0
Deferred tax liability, ending	(99)	0
Investments in joint ventures and associates
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(19)	(52)
Profit (loss)	11	35
Gain on monetary position, net	0
Other comprehensive income (loss)		(2)
Deferred tax liability, ending	(8)	(19)
Intangible assets
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(193)	(2)
Profit (loss)	175	(190)
Gain on monetary position, net	5
Other comprehensive income (loss)		0
Deferred tax liability, ending	(13)	(193)
Inventories
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	0
Profit (loss)	(10)
Gain on monetary position, net	0
Deferred tax liability, ending	(10)	0
Trade and other receivables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(9)	(27)
Profit (loss)	5	17
Gain on monetary position, net	0
Other comprehensive income (loss)		0
Deferred tax liability, ending	(4)	(9)
Financial assets at fair value through profit and loss
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(9)	(3)
Profit (loss)	(2)	(6)
Gain on monetary position, net	0
Other comprehensive income (loss)		0
Deferred tax liability, ending	(11)	(9)
Cash and cash equivalents
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	0
Profit (loss)	0
Gain on monetary position, net	0
Deferred tax liability, ending	0	0
Borrowings
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(3)	(5)
Profit (loss)	3	2
Gain on monetary position, net	0
Other comprehensive income (loss)		0
Deferred tax liability, ending	0	(3)
Taxes payable
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	0
Profit (loss)	(4)
Gain on monetary position, net	0
Deferred tax liability, ending	(4)	0
Other
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(6)	(4)
Profit (loss)	6	(1)
Gain on monetary position, net	0
Other comprehensive income (loss)		0
Deferred tax liability, ending	0	(6)
Deferred tax liabilities
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(573)	(569)
Profit (loss)	30	(2)
Gain on monetary position, net	10
Other comprehensive income (loss)		(2)
Deferred tax liability, ending	(533)	(573)
Assets classified as held for sale
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	0	(33)
Profit (loss)		33
Other comprehensive income (loss)		0
Deferred tax liability, ending		0
Tax loss-carryforwards
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	52	64
Profit (loss)	59	(12)
Gain on monetary position, net	0
Other comprehensive income (loss)		0
Deferred tax asset, ending	111	52
Trade and other receivables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	14	4
Profit (loss)	(1)	10
Gain on monetary position, net	0
Other comprehensive income (loss)		0
Deferred tax asset, ending	13	14
Trade and other payables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	52	46
Profit (loss)	(37)	6
Gain on monetary position, net	(2)
Other comprehensive income (loss)		0
Deferred tax asset, ending	13	52
Salaries and social security payable
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	1	0
Profit (loss)	1	1
Gain on monetary position, net	0
Other comprehensive income (loss)		0
Deferred tax asset, ending	2	1
Defined benefit plans
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	9	11
Profit (loss)	(2)	(3)
Gain on monetary position, net	0
Other comprehensive income (loss)		1
Deferred tax asset, ending	7	9
Provisions
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	32	29
Profit (loss)	7	3
Gain on monetary position, net	0
Other comprehensive income (loss)		0
Deferred tax asset, ending	39	32
Taxes payable
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	6	7
Profit (loss)	(6)	(1)
Gain on monetary position, net	0
Other comprehensive income (loss)		0
Deferred tax asset, ending	0	6
Adjustment for tax inflation
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	0
Profit (loss)	8
Gain on monetary position, net	0
Deferred tax asset, ending	8	0
Other
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	2	2
Profit (loss)	(2)	0
Gain on monetary position, net	0
Other comprehensive income (loss)		0
Deferred tax asset, ending	0	2
Deferred tax asset
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	168	177
Profit (loss)	27	(10)
Gain on monetary position, net	(2)
Other comprehensive income (loss)		1
Deferred tax asset, ending	193	168
Derivative financial instruments
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	0	0
Profit (loss)		0
Other comprehensive income (loss)		0
Deferred tax asset, ending		0
Financial assets at fair value through profit and loss
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	0	0
Profit (loss)		0
Other comprehensive income (loss)		0
Deferred tax asset, ending		0
Liabilities associated to assets classified as held for sale
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	$ 0	14
Profit (loss)		(14)
Other comprehensive income (loss)		0
Deferred tax asset, ending		$ 0